Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Total current income tax expense	$ 795	$ 108	$ 41
Total deferred income tax (benefit) expense	(90)	52	(7)
Total provision for income taxes	705	160	34
Israel [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	0	16
Total deferred income tax (benefit) expense	0	0	0
Foreign [Member]
Income Tax Disclosure [Line Items]
Total current income tax expense	795	92	41
Total deferred income tax (benefit) expense	$ (90)	$ 52	$ (7)